Share-Based Compensation (Activity Related To Stock Options) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding options, Beginning balance	1,097,620	1,301,539	1,259,874
Number of shares, Outstanding options, Granted	230,665	55,121	120,866
Number of shares, Issued in connection with acquisition	32,863	41,975
Number of shares, Outstanding options, Exercised	(92,092)	(264,647)	(69,057)
Number of shares, Outstanding options, Forfeited or expired	(32,981)	(36,368)	(10,144)
Number of shares, Outstanding options, Ending balance	1,236,075	1,097,620	1,301,539
Weighted average exercise price, Outstanding options, Beginning balance	$ 50.14	$ 45.52	$ 43.05
Number of shares, Outstanding exercisable	792,444	789,952	938,532
Weighted average exercise price, Outstanding options, Granted	$ 51.69	$ 55.15	$ 59.67
Weighted average exercise price, Issued in connection with acquisition	$ 41.30	$ 72.35
Weighted average exercise price, Outstanding options, Exercised	$ 30.43	$ 30.99	$ 23.62
Weighted average exercise price, Outstanding options, Forfeited or expired	$ 56.79	$ 57.51	$ 56.57
Weighted average exercise price, Outstanding options, Ending balance	$ 51.48	$ 50.14	$ 45.52
Weighted average exercise price, Outstanding exercisable	$ 50.05	$ 47.64	$ 41.12
Weighted average remaining contract life, Outstanding options, Ending period	4 years 8 months 12 days
Weighted average remaining contract life, Outstanding exercisable, Ending period	3 years